Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Quarterly Financial Information [Line Items]
Sales	$ 1,379,710	$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 1,374,797	$ 2,323,780	$ 1,904,146	$ 1,395,842	$ 7,129,199	$ 6,998,565	$ 5,807,754
Gross profit	398,778	652,816	471,664	387,558	377,362	613,672	450,120	351,700	1,910,816	1,792,853	1,676,745
Net earnings (loss) attributable to Barnes & Noble, Inc.	(57,729)	52,031	(6,563)	(56,606)	(59,416)	60,583	(12,568)	(62,518)	(68,867)	(73,920)	36,676
Basic earnings (loss) per common share:
Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$ (1.08)	$ 0.78	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.01	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share:
Sales	1,379,710	2,439,124	1,891,961	1,418,404	1,374,797	2,323,780	1,904,146	1,395,842	7,129,199	6,998,565	5,807,754
Gross profit	398,778	652,816	471,664	387,558	377,362	613,672	450,120	351,700	1,910,816	1,792,853	1,676,745
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (57,729)	$ 52,031	$ (6,563)	$ (56,606)	$ (59,416)	$ 60,583	$ (12,568)	$ (62,518)	$ (68,867)	$ (73,920)	$ 36,676
Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$ (1.08)	$ 0.71	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.00	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.63